CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date

382,000	CDN$0.15	December 31, 2032
54,000	CDN$0.60	June 1, 2040
250,000	CDN$0.20	October 8, 2035
360,000	CDN$1.23	October 23, 2040
400,000	CDN$0.40	May 5, 2036
690,000	CDN$0.30	July 1, 2037
450,000	CDN$0.81	December 14, 2042
62,500	CDN$0.92	April 27, 2043

Schedule of share-based payment arrangement, option, activity [Table Text Block]
	December 31, 2023		December 31, 2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,586,000	CAD $ 0.37	2,381,000	CAD $ 0.36
Granted	62,500	CAD 0.92	450,000	CAD 0.81
Exercised	-	-	-	-
Cancelled/Expired	-	-	(245,000)	CAD 0.69
Outstanding, end of year	2,648,500	CAD $ 0.39	2,586,000	CAD $ 0.37

Exercisable, end of year	2,648,500	CAD $ 0.39	2,586,000	CAD $ 0.37

Schedule of share-based compensation, stock options black-scholes valuation assumptions [Table Text Block]
	2023	2022	2021

Risk-free interest rate	3.00%	1.75%	1.75%
Expected life	5.0 years	5.0 years	3.0 years
Annualized volatility	64%	68%	70%
Dividend rate	-	-	-